Note 10 - Share Based Compensation - Summary of Stock Option Transactions -10-Q (Details) - $ / shares			1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 29, 2025	May 30, 2025	Mar. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	3,448		200,000	16,448
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 8.7	$ 2.11	$ 1.08	$ 1.69
Exercised, outstanding (in shares)					(183,510)
Ending balance, outstanding (in shares)			7,570,646		7,570,646	7,570,646
Ending balance, weighted average exercise price (in dollars per share)			$ 0.66		$ 0.66	$ 0.66
Share-Based Payment Arrangement, Option [Member]
Beginning balance, available for grant (in shares)						10,443,566	1,183,618
Beginning balance, outstanding (in shares)						7,556,434	7,210,742
Beginning balance, weighted average exercise price (in dollars per share)						$ 0.44	$ 0.49
Granted, available for grant (in shares)			(216,448)		(216,448)	(216,448)	(837,036)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		833,588				216,448	837,036
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)						$ 1.13	$ 2.14
Exercised, available for grant (in shares)			183,510		183,510	183,510
Exercised, outstanding (in shares)						(183,510)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in dollars per share)						$ 0.23
Cancelled, available for grant (in shares)			18,726		18,726	18,726	384,021
Cancelled, outstanding (in shares)						(18,726)	(384,021)
Cancelled, weighted average exercise price (in dollars per share)						$ 2.11	$ 0.83
Ending balance, available for grant (in shares)			10,429,354		10,429,354	10,429,354	10,443,566
Ending balance, outstanding (in shares)			7,570,646		7,570,646	7,570,646	7,556,434
Ending balance, weighted average exercise price (in dollars per share)			$ 0.66		$ 0.66	$ 0.66	$ 0.44